Other payables and accruals	6 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
Other payables and accruals
13.
Other payables and accruals

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Other taxes payable (Note i)	5,855	5,430
Advances from platform users	2,185	10,153
Employee benefit payables	21,155	32,522
Accrued expenses	20,376	28,678
Contract liabilities (Note ii)	29,384	45,247
Deferred income	1,974	4,782
Amounts due to related parties(Note iii)	—	14,741
Others	906	2,065
Total	81,835	143,618

Notes:

(i)
Other taxes payable primarily represents value-added tax ("VAT") and related surcharges, and PRC individual income tax of employees withheld by the Group.
(ii)
Details of contract liabilities are as follows:

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
VIP membership and coupon sales	24,585	30,527
Customer advances	3,869	13,797
Others	930	923
Total	29,384	45,247

Contract liabilities mainly include balances of customer advances collected from charging piles sales, VIP membership and coupon sales.

Set out below is the amount of revenue recognized from:

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Amount included in contract liabilities at the beginning of the year	5,365	29,384

(iii)
Amounts due to related parties primarily relate to liabilities to settle expenses recharged to or paid on behalf of the Group by NewLink.